Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions
19.	Related party transactions

(a)	Key management personnel compensation
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, President and Chief Executive Officer and Chief Financial Officer are key management personnel for all periods. Beginning on July 1, 2019, the Company appointed a new President and Chief Operating Officer who was considered key management personnel beginning with this appointment. The then existing President retained the title of Chief Executive Officer and remains included in key management personnel for all periods. The Vice-President, Commercial Operations was considered key management personnel beginning on January 8, 2018 until the dissolution of his employment on June 30, 2019.
In addition to their salaries, the Company also provides
non-cash
benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2021	2020	2019
Salaries, fees and short-term benefits	$662	$771	$781
Share-based payments	50	230	208

	$712	$1,001	$989

As at December 31, 2021, the Company had nil owing to members of the Company’s Board of Directors (2020 – $14, 2019 – nil) recorded within accounts payable and accrued liabilities relating to amounts payable to the members of the Company’s Board of Directors for services provided.

(b)	Transactions with related parties
Directors and key management personnel control 26% of the voting shares of the Company as at December 31, 2021 (2020 – 25%).

During the year ended December 31, 2021 the Company paid GVI, a company controlled by the Chief Executive Officer, a total of $85 (2020 – $85; 2019 – $85) for business administration services, $238 (2020 – $238; 2019 – $295) in rental costs and $34 (2020 – $37; 2019 – $47) for information technology support services. As described in note 18(a), the business administration services summarized above are provided to the Company through a consulting agreement with GVI.
Clinical research services are provided through a consulting agreement with GVI Clinical Development Solutions Inc. (“GVI CDS”), a company controlled by the Chief Executive Officer. Pharmacovigilance and safety, regulatory support, quality control and clinical support are provided to the Company through the GVI CDS agreement. During the year ended December 31, 2021, the Company paid GVI CDS $315 (2020 – $202; 2019 – $406) for clinical research services.
Research and development services are provided through a consulting agreement with CanAm Bioresearch Inc. (“CanAm”), a company controlled by a close family member of the President and Chief Executive Officer. During the year ended December 31, 2021, the Company paid CanAm $9 (2020 – $7; 2019 – $133) for research and development services.
These transactions have been measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
As at December 31, 2021, included in accounts payable and accrued liabilities is $48 (2020 – $56) payable to GVI, $61 (2020 – $99) payable to GVI CDS, and nil (2020 – $7
)
payable to CanAm. These amounts are unsecured, payable on demand and non-interest
bearing.
Effective

July 18, 2016, the Company renewed its consulting agreement with its Chief Executive Officer, through A.D. Friesen Enterprises Ltd., a company owned by the Chief Executive Officer, for a term of five years, at a rate of $300 annually, increasing to $315 annually, effective January 1, 2017 and increasing to $331 annually, effective January 1, 2019. The Company may terminate this agreement at any time upon 120 days’ written notice. There were not any amounts payable to A.D. Friesen Enterprises Ltd. as a result of this consulting agreement as at December 31, 2020 or 2019. Any amounts payable to A.D. Friesen Enterprises Ltd. are unsecured, payable on demand and non-interest
bearing. On September 30, 2021, the consulting agreement with A.D. Friesen Enterprises Ltd. was mutually terminated, and superseded with a new consulting agreement with its Chief Executive Officer, through ADF Family Holding Corp.
Effective
October 1, 2021, the Company signed a consulting agreement with its Chief Executive Officer, through ADF Family Holding Corp., a company owned by the Chief Executive Officer, for a term of 36 months, at a rate of $18 per month. The aforementioned monthly fee shall be reviewed at January 1, 2023, and then annually thereafter on January 1 by the Board of Directors of the Company for each succeeding year during the term of the agreement, and may be adjusted at the sole discretion of the Board of Directors. The Company may terminate the agreement at any time upon 120 days’ written notice. There were not any amounts payable to ADF Family Holding Corp. as a result of this consulting agreement as at December 31, 2021. Any amounts payable to ADF Family Holding Corp are unsecured, payable on demand and non-interest
bearing.